Income Taxes Loss Carryforwards (Details) (USD $)	12 Months Ended
Dec. 31, 2013
Tax Credit Carryforward [Line Items]
Undistributed Earnings of Foreign Subsidiaries	$ 5,970,000,000
Federal Foreign [Member]
Tax Credit Carryforward [Line Items]
Tax Credit Carryforward, Amount	203,000,000
Minimum [Member] | Federal Foreign [Member]
Tax Credit Carryforward [Line Items]
Tax Credit Carryforward, Expiration Dates	Dec. 31, 2014
Maximum [Member] | Federal Foreign [Member]
Tax Credit Carryforward [Line Items]
Tax Credit Carryforward, Expiration Dates	Dec. 31, 2023
Federal and State [Member] | Minimum [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards, Expiration Date	Dec. 31, 2014
Federal and State [Member] | Maximum [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards, Expiration Date	Dec. 31, 2033
Federal [Member]
Operating Loss Carryforwards [Line Items]
Net Operating Loss Carryforwards	130,200,000
State [Member]
Operating Loss Carryforwards [Line Items]
Net Operating Loss Carryforwards	891,900,000
Non- U.S. [Member]
Operating Loss Carryforwards [Line Items]
Net Operating Loss Carryforwards	1,890,000,000
Portion of Non- U.S. with expiration dates [Member]
Operating Loss Carryforwards [Line Items]
Net Operating Loss Carryforwards	$ 303,800,000
Portion of Non- U.S. with expiration dates [Member] | Minimum [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards, Expiration Date	Dec. 31, 2014
Portion of Non- U.S. with expiration dates [Member] | Maximum [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards, Expiration Date	Dec. 31, 2032